Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Balance Sheet Components
Balance Sheet Components

8.Balance Sheet Components

Property and Equipment, Net

Property and equipment, net consists of the following:

	June 30,	December 31,
(in thousands)	2023	2022
Equipment	$1,745	$1,712
Office furniture	364	364
Leasehold improvements	197	191
Construction in progress	22	—
Property and equipment, gross	2,328	2,267
Less accumulated depreciation and amortization	(921)	(778)
Total Property and equipment, net	$1,407	$1,489

Depreciation and amortization expense was $72,000 and $49,000 for the three months ended June 30, 2023 and 2022, respectively. Depreciation and amortization expense was $144,000 and $98,000 for the six months ended June 30, 2023 and 2022, respectively.

Accrued Expenses

Accrued expenses consist of the following:

	June 30,	December 31,
(in thousands)	2023	2022
Accrued compensation	$1,954	$2,480
Clinical trial accruals	895	1,003
Other accrued expenses	977	1,893
Total accrued expenses	$3,826	$5,376

7.Balance Sheet Components

Property and Equipment, Net

Property and equipment, net consists of the following:

	December 31,
(in thousands)	2021	2022
Equipment	$1,207	$1,712
Office furniture	305	364
Leasehold improvements	177	191
Construction in progress	16	—
Property and equipment, gross	1,705	2,267
Less accumulated depreciation and amortization	(585)	(778)
Total Property and equipment, net	$1,120	$1,489

Depreciation and amortization expense was $181,000 and $222,000 for the years ended December 31, 2021 and 2022, respectively.

Accrued Expenses

Accrued expenses consist of the following:

	December 31,
(in thousands)	2021	2022
Accrued compensation	$1,319	$2,480
Deferred offering and merger costs	100	—
Deferred lease liability	45	—
Clinical trial accruals	39	1,003
Other accrued expenses	531	1,893
Total accrued expenses	$2,034	$5,376